Segment information - Revenue (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2018 GBP (£) component segment	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)
Segment information
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue	£ 590,022	£ 581,204	£ 515,345
Commercial
Segment information
Revenue	276,099	275,471	268,318
Broadcasting
Segment information
Revenue	204,137	194,098	140,440
Matchday
Segment information
Revenue	£ 109,786	£ 111,635	£ 106,587